Related Party Transactions - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of transactions between related parties [line items]
Wealth Management Assets	$ 6,400.0	$ 6,000.0
Revenue From Rendering Of Services Related Party Transactions	7.0	6.7
Directors [member]
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	263.0	267.0
Utilized credit exposure	$ 186.0	$ 199.0